Summary of Significant Accounting Policies (Details) - Schedule of consolidated statements of operations and comprehensive income (loss) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Other Entities that are Consolidated [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated statements of operations and comprehensive income (loss) [Line Items]
Net revenues	¥ 1,125	¥ 1,955
Cost of revenues		(2,862)
Gross profit	1,125	(907)
Operating expenses	(3,323)	(4,028)
Income (loss) from operations	(2,198)	(4,935)
Other expenses	(244)	(1)
Income (loss) before income taxes	(2,442)	(4,937)
Provision for income taxes
Net income (loss)	(2,442)	(4,937)
WFOE that is the Primary Beneficiary of the VIE [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated statements of operations and comprehensive income (loss) [Line Items]
Net revenues	1,016
Cost of revenues
Gross profit	1,016
Operating expenses	(134,500)	(6,978)
Income (loss) from operations	(133,484)	(6,978)
Other expenses	(30,494)	(1,078)
Income (loss) before income taxes	(163,978)	(8,055)
Provision for income taxes	(1,405)
Net income (loss)	(165,383)	(8,055)
VIE and its Subsidiaries [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated statements of operations and comprehensive income (loss) [Line Items]
Net revenues	3,421,269	3,436,926
Cost of revenues	(2,093,743)	(2,166,877)
Gross profit	1,327,526	1,270,049
Operating expenses	(5,991,693)	(1,619,319)
Income (loss) from operations	(4,664,167)	(349,270)
Other expenses	(63,503)	(372,255)
Income (loss) before income taxes	(4,727,670)	(721,525)
Provision for income taxes	(29,465)	37,785
Net income (loss)	(4,757,135)	(683,740)
Onesmart [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated statements of operations and comprehensive income (loss) [Line Items]
Net revenues
Cost of revenues
Gross profit
Operating expenses	(62,602)	(1,495)
Income (loss) from operations	(62,602)	(1,495)
Other expenses	(27,227)	(52,439)
Income (loss) before income taxes	(89,829)	(53,933)
Provision for income taxes
Net income (loss)	(89,829)	(53,933)
Consolidated Total [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated statements of operations and comprehensive income (loss) [Line Items]
Net revenues	3,423,410	3,438,881
Cost of revenues	(2,093,743)	(2,169,739)
Gross profit	1,329,667	1,269,142
Operating expenses	(6,192,118)	(1,631,819)
Income (loss) from operations	(4,862,451)	(362,677)
Other expenses	(121,468)	(425,773)
Income (loss) before income taxes	(4,983,919)	(788,450)
Provision for income taxes	(30,870)	37,785
Net income (loss)	¥ (5,014,789)	¥ (750,665)